MAJOR CUSTOMERS AND VENDORS	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]

NOTE 9 — MAJOR CUSTOMERS AND VENDORS

For the three months ended March 31, 2016, two customers accounted for 16% and 12% of net sales, respectively. In addition, the Company collects vending proceeds based on contracts in certain school districts. Sales within one school district accounted for 13% of our net sales during the three months ended March 31, 2016. For the three months ended March 31, 2015, one customer accounted for 12% of net sales.
For the three months ended March 31, 2016 and March 31, 2015, the largest vendors represented approximately 71% (four vendors) and 81% (three vendors) of purchases, respectively. As of March 31, 2016 one supplier accounted for 10% of accounts payable.

NOTE 13 — MAJOR CUSTOMERS AND VENDORS

For the year ended December 31, 2015, one customer accounted for 10% of net sales. For the year ended December 31, 2014, three customers accounted for 32%, 16%, and 14% of the Company’s net sales.
For the years ended December 31, 2015 and 2014, the largest vendors represented approximately 80% (four vendors) and 70% (three vendors) of purchases, respectively.